Other Financial Liabilities - Summary of Loans and Borrowings (Parenthetical) (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 SGD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 SGD ($)
Current borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Bill receivables pledged to secured loan | ¥		¥ 524.1
MUFG Bank Ltd [member] | Singapore dollar [member]
Disclosure of detailed information about borrowings [line items]
Facility limit | $	$ 30		$ 30